FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  June 30, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Mount Kellett Capital Management LP
                       ---------------------------------------------

                       Address:  623 Fifth Avenue, 18th Floor
                                 New York, New York  10022
                       --------------------------------------


                        Form 13F File Number: 028-13817
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Fiorello

Title:    Authorized Signatory

Phone:    212-588-6100


Signature, Place, and Date of Signing

/s/ Jonathan Fiorello             New York, NY                August 14, 2012
----------------------           --------------              -----------------
[Signature]                      [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                 0
                                                  ---

Form 13F Information Table Entry Total:            18
                                                  ---

Form 13F Information Table Value Total:       $1,045,781 (thousands)
                                              ----------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Mount Kellett Capital Management LP
                                    FORM 13F
                                  June 30, 2012


                             TITLE OF                VALUE     SHARES/     SH/  PUT/  INVSTMT   OTHER            VOTING AUTH
NAME OF ISSUER                 CLASS      CUSIP     (x1000)    PRN AMT     PRN  CALL  DSCRETN   MNGRS   SOLE        SHRD    NONE
A123 SYS INC                   COM          03739T108    $2,055   1,631,191  SH        Sole             1,631,191
BANK OF AMERICA CORPORATION    *W EXP
                               01/16/201    060505146    $9,867   2,795,291  SH        Sole             2,795,291
CLEARWIRE CORP NEW             CL A         18538Q105   $50,894  45,441,512  SH        Sole            45,441,512
ENERGY XXI (BERMUDA) LTD       USD UNRS
                               SHS          G10082140  $185,336   5,923,158  SH        Sole             5,923,158
FIRST REP BK SAN FRANCISCO C   COM          33616C100  $151,670   4,513,979  SH        Sole             4,513,979
GENERAL MTRS CO                COM          37045V100   $44,067   2,234,635  SH        Sole             2,234,635
GENERAL MTRS CO                *W EXP
                               07/10/201    37045V118   $19,278   1,749,400  SH        Sole             1,749,400
GENERAL MTRS CO                *W EXP
                               07/10/201    37045V126   $11,861   1,749,400  SH        Sole             1,749,400
HUNTSMAN CORP                  COM          447011107   $79,775   6,165,000  SH        Sole             6,165,000
ICICI BK LTD                   ADR          45104G104    $4,311     133,000  SH        Sole               133,000
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100  $182,482   4,531,462  SH        Sole             4,531,462
MUELLER WTR PRODS INC          COM SER A    624758108   $28,376   8,201,207  SH        Sole             8,201,207
RITE AID CORP                  COM          767754104   $48,472  34,622,636  SH        Sole            34,622,636
SANDRIDGE ENERGY INC           COM          80007P307  $148,684  22,224,807  SH        Sole            22,224,807
STERLITE INDS INDIA LTD        ADS          859737207   $12,652   1,669,100  SH        Sole             1,669,100
SUNTECH PWR HLDGS CO LTD       NOTE
                               3.000% 3/1   86800CAE4   $44,494  65,674,000  PRN       Sole                     0    0    65,674,000
SUNTECH PWR HLDGS CO LTD       ADR          86800C104    $1,581     840,800  SH        Sole               840,800
TRINA SOLAR LIMITED            SPON ADR     89628E104   $19,926   3,133,037  SH        Sole             3,133,037




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